Earnings/(loss) per share - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Profit (loss), attributable to owners of parent	€ 225.2	€ 154.0	€ 171.2
Weighted average number of ordinary shares (in shares)	192,519,070	190,504,803	174,122,538
Weighted average number of founder preferred shares (in shares)	1,500,000	1,500,000	1,500,000
Adjusted shares for dilutive impact of 2018 non-executive restricted stock awards (in shares)	3,875,036